Restricted Net Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Restricted Net Assets [Abstract]
Minimum rate of surplus reserve fund	10.00%
Maximum rate of reserve fund	50.00%
Consolidated net assets	$ 1,630	$ 1,610